Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income Per Share	The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:
	For the Three Months Ended September 30,
	2023			2022
	Class A redeemable	Class A non-redeemable	Class B	Class A redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(64,374)	$(138,726)	$(24,481)	$1,912,825	$478,206
Denominator:
Basic and diluted weighted average common shares outstanding	2,366,608	5,100,000	900,000	24,000,000	6,000,000
Basic and diluted net (loss) income per common share	$(0.03)	$(0.03)	$(0.03)	$0.08	$0.08
	For the Nine Months Ended September 30,
	2023			2022
	Class A redeemable	Class A non-redeemable	Class B	Class A redeemable	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$159,231	$75,165	$50,033	$6,883,843	$1,720,961
Denominator:
Basic and diluted weighted average common shares outstanding	7,637,976	3,605,495	2,400,000	24,000,000	6,000,000
Basic and diluted net income per common share	$0.02	$0.02	$0.02	$0.29	$0.29
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:
	For the year ended December 31, 2022		For the period from April 20, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$9,525,947	$2,381,487	$654,633	$340,014
Denominator:
Basic and diluted weighted average common shares outstanding	24,000,000	6,000,000	10,875,000	6,000,000
Basic and diluted net income per common share	$0.40	$0.40	$0.06	$0.06